Grants and investment tax credits	12 Months Ended
Aug. 31, 2024
Grants and investment tax credits
Grants and investment tax credits

22. Grants and investment tax credits

During the year ended August 31, 2024, the Company recognized grants and investment tax credits amounting to $66,761 [August 31, 2023 – $232,882; August 31, 2022 - $1,458,632], of which nil are presented against research and development expenses [August 31, 2023 – $144,032; August 31, 2022 – $1,408,840], nil against cost of sales [August 31, 2023 – nil; August 31, 2022 - $8,535] and nil as a reduction of property and equipment and intangible assets [August 31, 2023 – nil; August 31, 2022 - $40,584]. Office salaries and benefits are presented net of $66,761 [August 31, 2023 – $88,850; August 31, 2022 - nil] of grants.